Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Commitments and Contingencies
Number of assumed off-hire days when each vessel will undergo scheduled dry-docking	30 days
Future gross minimum lease payments receivable	$ 554,233
Not later than one year
Commitments and Contingencies
Future gross minimum lease payments receivable	205,809
Later than one year and not later than two years
Commitments and Contingencies
Future gross minimum lease payments receivable	123,493
Later than two years and not later than three years
Commitments and Contingencies
Future gross minimum lease payments receivable	99,647
Later than three years and not later than four years
Commitments and Contingencies
Future gross minimum lease payments receivable	89,605
Later than four years and not later than five years
Commitments and Contingencies
Future gross minimum lease payments receivable	29,283
More than five years
Commitments and Contingencies
Future gross minimum lease payments receivable	$ 6,396